SECURITIES AVAILABLE FOR SALE	12 Months Ended
Dec. 31, 2014
SECURITIES
SECURITIES

NOTE 3 — SECURITIES AVAILABLE FOR SALE

The following table summarizes the amortized cost and fair value of the securities at December 31, 2014 and 2013 and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
2014
U. S. government agencies	$61,721,469	$1,331	$(1,136,740)	$60,586,060
States and municipals	86,322,227	3,233,870	(274,768)	89,281,329
Mortgage-backed - residential	97,348,684	267,475	(918,266)	96,697,893
Equity securities	270,000	25,589	—	295,589
Total	$245,662,380	$3,528,265	$(2,329,774)	$246,860,871

2013
U. S. government agencies	$73,930,275	$51,000	$(4,695,333)	$69,285,942
States and municipals	91,043,216	1,613,981	(2,473,566)	90,183,631
Mortgage-backed - residential	72,919,750	43,956	(2,325,919)	70,637,787
Equity securities	270,000	18,936	—	288,936
Total	$238,163,241	$1,727,873	$(9,494,818)	$230,396,296

The amortized cost and fair value of securities at December 31, 2014, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.  Securities not due at a single maturity are shown separately.

	Amortized	Fair
	Cost	Value
Due in one year or less	$39,983	$41,053
Due after one year through five years	10,466,972	10,388,114
Due after five years through ten years	79,460,009	79,364,278
Due after ten years	58,076,732	60,073,944
	148,043,696	149,867,389
Mortgage-backed - residential	97,348,684	96,697,893
Equity	270,000	295,589

Total	$245,662,380	$246,860,871

Trading assets totaling $5.3 million are excluded from securities available for sale and consist primarily of municipal securities and are generally held for a minimal time period.

Proceeds from sales of securities during 2014, 2013 and 2012 were $73,984,876 $38,088,640 and $59,050,719.  Gross gains of $1,366,284, $967,454 and $1,834,839 and gross losses of $400,299, $0 and $0, were realized on those sales, respectively.  The tax provision related to these realized gains and losses was $328,934, $328,934 and $623,845, respectively.

Securities with an approximate carrying value of $231,513,000 and $212,724,000 at December 31, 2014 and 2013, were pledged to secure public deposits, trust funds, securities sold under agreements to repurchase and for other purposes as required or permitted by law.

Securities with unrealized losses at year end 2014 and 2013 not recognized in income are as follows:

2014

	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Loss	Value	Loss	Value	Loss

U.S. Government agencies	$12,527,691	$(176,585)	$45,066,658	$(960,155)	$57,594,349	$(1,136,740)
States and municipals	5,011,681	(26,826)	9,737,756	(247,942)	14,749,437	(274,768)
Mortgage-backed - residential	46,684,921	(571,673)	18,746,559	(346,593)	65,431,480	(918,266)

Total temporarily impaired	$64,224,293	$(775,084)	$73,550,973	$(1,554,690)	$137,775,266	$(2,329,774)

2013

	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Loss	Value	Loss	Value	Loss

U.S. Government agencies	$57,203,132	$(3,812,603)	$8,117,270	$(882,730)	$65,320,402	$(4,695,333)
States and municipals	32,288,713	(2,105,793)	2,879,347	(367,773)	35,168,060	(2,473,566)
Mortgage-backed - residential	62,125,854	(2,325,919)	—	—	62,125,854	(2,325,919)

Total temporarily impaired	$151,617,699	$(8,244,315)	$10,996,617	$(1,250,503)	$162,614,316	$(9,494,818)

The Company evaluates securities for other than temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation.  In analyzing an issuer’s financial condition, the Company may consider whether the securities are issued by the federal government or its agencies, whether downgrades by bond rating agencies have occurred, and the results of reviews of the issuer’s financial condition.

Unrealized losses on securities have not been recognized into income because the issues are of high credit quality, management does not intend to sell and it is more likely than not that management would be required to sell the securities prior to their anticipated recovery, and the decline in fair value is largely due to changes in interest rates.  The fair value is expected to recover as the securities approach maturity.

At December 31, 2014, twenty-five U.S. government agency securities have unrealized losses with aggregate depreciation of 1.9% from their amortized cost, thirty-one mortgage-backed securities have an unrealized loss with depreciation of 1.3% from their amortized cost basis, and twenty seven states and municipals have unrealized losses with aggregate depreciation of 1.8% from their amortized cost basis.  Management believes the declines in fair value from these and other securities are largely due to changes in interest rates.  The Company believes there is no other than temporary impairment and does not have the intent to sell these securities and it is likely that it will not be required to sell the securities before their anticipated recovery.